LEASES - Maturities of finance lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Years ending December 31
Remainder of 2022	$ 1,139,231
2023	851,940	$ 1,275,119
2024	744,939	863,280
2025	542,661	785,386
2026	79,047	597,933
2027		190,283
Total minimum lease payments	3,357,818	3,712,001
Less amount representing interest	(541,914)	(622,004)
Present value of minimum lease payments	2,815,904	3,089,997
Less current portion	(898,027)	(1,008,587)	$ (926,104)
Finance lease liabilities, less current portion	$ 1,917,877	$ 2,081,410	$ 866,853